Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000037625 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000037625 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000037625 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000037625 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000037625 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000037625 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000037625 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000037625 [Member] | Carvana Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000037625 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000037625 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000037625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000037625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[2]
C000037625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[2]
C000037625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[2]
C000037625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[2]
C000037625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000037625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[2]
C000037625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[2]
C000037625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
C000037625 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[2]
C000037625 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000166016 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000166016 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000166016 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000166016 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000166016 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000166016 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000166016 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000166016 [Member] | Carvana Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000166016 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000166016 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000166016 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000166016 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[4]
C000166016 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[4]
C000166016 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[4]
C000166016 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[4]
C000166016 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000166016 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[4]
C000166016 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[4]
C000166016 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[4]
C000166016 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[4]
C000166016 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000004040 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000004040 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000004040 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000004040 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000004040 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000004040 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000004040 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000004040 [Member] | Carvana Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000004040 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000004040 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000004040 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[6]
C000004040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[6]
C000004040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[6]
C000004040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[6]
C000004040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[6]
C000004040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000004040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[6]
C000004040 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[6]
C000004040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[6]
C000004040 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[6]
C000004040 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000004038 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000004038 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000004038 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000004038 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000004038 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000004038 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000004038 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000004038 [Member] | Carvana Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000004038 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[7]
C000004038 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000004038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[8]
C000004038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[8]
C000004038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[8]
C000004038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[8]
C000004038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[8]
C000004038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[8]
C000004038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[8]
C000004038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[8]
C000004038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[8]
C000004038 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[8]
C000004038 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000004037 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000004037 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000004037 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000004037 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000004037 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000004037 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000004037 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000004037 [Member] | Carvana Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000004037 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
C000004037 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[9]
C000004037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[10]
C000004037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[10]
C000004037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[10]
C000004037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[10]
C000004037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[10]
C000004037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[10]
C000004037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[10]
C000004037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[10]
C000004037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[10]
C000004037 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[10]
C000004037 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000004036 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000004036 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000004036 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000004036 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000004036 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000004036 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000004036 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000004036 [Member] | Carvana Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[11]
C000004036 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[11]
C000004036 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[11]
C000004036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[12]
C000004036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[12]
C000004036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[12]
C000004036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[12]
C000004036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[12]
C000004036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
C000004036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[12]
C000004036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[12]
C000004036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[12]
C000004036 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[12]
C000004036 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000004057 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000004057 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000004057 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000004057 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000004057 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000004057 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000004057 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
C000004057 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
C000004057 [Member] | Dollar General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
C000004057 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000004057 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[14]
C000004057 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[14]
C000004057 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[14]
C000004057 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[14]
C000004057 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[14]
C000004057 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[14]
C000004057 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[14]
C000004057 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[14]
C000004057 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[14]
C000004057 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[14]
C000004057 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[14]
C000004057 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)	[14]
C000004057 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000004059 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[15]
C000004059 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000004059 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000004059 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000004059 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000004059 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000004059 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000004059 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000004059 [Member] | Dollar General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000004059 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000004059 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[16]
C000004059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[16]
C000004059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[16]
C000004059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[16]
C000004059 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[16]
C000004059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[16]
C000004059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[16]
C000004059 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[16]
C000004059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[16]
C000004059 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[16]
C000004059 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[16]
C000004059 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)	[16]
C000004059 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[16]
C000004061 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[17]
C000004061 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000004061 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000004061 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000004061 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000004061 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000004061 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000004061 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000004061 [Member] | Dollar General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000004061 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000004061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[18]
C000004061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[18]
C000004061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[18]
C000004061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[18]
C000004061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[18]
C000004061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[18]
C000004061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[18]
C000004061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[18]
C000004061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[18]
C000004061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[18]
C000004061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[18]
C000004061 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)	[18]
C000004061 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[18]
C000219259 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000219259 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000219259 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000219259 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[19]
C000219259 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[19]
C000219259 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[19]
C000219259 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[19]
C000219259 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[19]
C000219259 [Member] | Dollar General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[19]
C000219259 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[19]
C000219259 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[20]
C000219259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[20]
C000219259 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[20]
C000219259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[20]
C000219259 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[20]
C000219259 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[20]
C000219259 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[20]
C000219259 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[20]
C000219259 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[20]
C000219259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[20]
C000219259 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[20]
C000219259 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)	[20]
C000219259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[20]
C000037630 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[21]
C000037630 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[21]
C000037630 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[21]
C000037630 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[21]
C000037630 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[21]
C000037630 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[21]
C000037630 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[21]
C000037630 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[21]
C000037630 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[21]
C000037630 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[21]
C000037630 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[22]
C000037630 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[22]
C000037630 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[22]
C000037630 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[22]
C000037630 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[22]
C000037630 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[22]
C000037630 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[22]
C000037630 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[22]
C000037630 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[22],[23]
C000037630 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[22]
C000037630 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[22]
C000037630 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[22]
C000037630 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[22]
C000216612 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[24]
C000216612 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[24]
C000216612 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000216612 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[24]
C000216612 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[24]
C000216612 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[24]
C000216612 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[24]
C000216612 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[24]
C000216612 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[24]
C000216612 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[24]
C000216612 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[25]
C000216612 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[25]
C000216612 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[25]
C000216612 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[25]
C000216612 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[25]
C000216612 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[25]
C000216612 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[25]
C000216612 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[25]
C000216612 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[25],[26]
C000216612 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[25]
C000216612 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[25]
C000216612 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[25]
C000216612 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[25]
C000004066 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[27]
C000004066 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[27]
C000004066 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[27]
C000004066 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[27]
C000004066 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[27]
C000004066 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[27]
C000004066 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[27]
C000004066 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[27]
C000004066 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[27]
C000004066 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[27]
C000004066 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[28]
C000004066 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[28]
C000004066 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[28]
C000004066 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[28]
C000004066 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[28]
C000004066 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[28]
C000004066 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[28]
C000004066 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[28]
C000004066 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[28],[29]
C000004066 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[28]
C000004066 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[28]
C000004066 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[28]
C000004066 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[28]
C000004064 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[30]
C000004064 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[30]
C000004064 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[30]
C000004064 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[30]
C000004064 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[30]
C000004064 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[30]
C000004064 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[30]
C000004064 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[30]
C000004064 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[30]
C000004064 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[30]
C000004064 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[31]
C000004064 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[31]
C000004064 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[31]
C000004064 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[31]
C000004064 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[31]
C000004064 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[31]
C000004064 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[31]
C000004064 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[31]
C000004064 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[31],[32]
C000004064 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[31]
C000004064 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[31]
C000004064 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[31]
C000004064 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[31]
C000004063 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[33]
C000004063 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[33]
C000004063 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[33]
C000004063 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[33]
C000004063 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[33]
C000004063 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[33]
C000004063 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[33]
C000004063 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[33]
C000004063 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[33]
C000004063 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[33]
C000004063 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[34]
C000004063 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[34]
C000004063 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[34]
C000004063 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[34]
C000004063 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[34]
C000004063 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[34]
C000004063 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[34]
C000004063 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[34]
C000004063 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[34],[35]
C000004063 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[34]
C000004063 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[34]
C000004063 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[34]
C000004063 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[34]
C000004062 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[36]
C000004062 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[36]
C000004062 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[36]
C000004062 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[36]
C000004062 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[36]
C000004062 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[36]
C000004062 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[36]
C000004062 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[36]
C000004062 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[36]
C000004062 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[36]
C000004062 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[37]
C000004062 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[37]
C000004062 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[37]
C000004062 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[37]
C000004062 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[37]
C000004062 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[37]
C000004062 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[37]
C000004062 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[37]
C000004062 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[37],[38]
C000004062 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[37]
C000004062 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[37]
C000004062 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[37]
C000004062 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[37]
C000004873 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[39]
C000004873 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[39]
C000004873 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[39]
C000004873 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[39]
C000004873 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[39]
C000004873 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[39]
C000004873 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[39]
C000004873 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[39]
C000004873 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[39]
C000004873 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[39]
C000004873 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%	[40]
C000004873 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[40]
C000004873 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[40]
C000004873 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[40]
C000004875 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[41]
C000004875 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[41]
C000004875 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[41]
C000004875 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[41]
C000004875 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[41]
C000004875 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[41]
C000004875 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[41]
C000004875 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[41]
C000004875 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[41]
C000004875 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[41]
C000004875 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%	[42]
C000004875 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[42]
C000004875 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[42]
C000004875 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[42]
C000004877 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[43]
C000004877 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[43]
C000004877 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[43]
C000004877 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[43]
C000004877 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[43]
C000004877 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[43]
C000004877 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[43]
C000004877 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[43]
C000004877 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[43]
C000004877 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[43]
C000004877 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%	[44]
C000004877 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[44]
C000004877 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[44]
C000004877 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[44]
C000037656 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[45]
C000037656 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[45]
C000037656 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[45]
C000037656 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[45]
C000037656 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[45]
C000037656 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[45]
C000037656 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[45]
C000037656 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[45]
C000037656 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[45]
C000037656 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[45]
C000037656 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%	[46]
C000037656 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[46]
C000037656 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[46]
C000037656 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[46]
C000037656 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[46]
C000037656 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[46]
C000037656 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[46]
C000037656 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[46]
C000037656 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[46]
C000198239 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[47]
C000198239 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[47]
C000198239 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[47]
C000198239 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[47]
C000198239 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[47]
C000198239 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[47]
C000198239 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[47]
C000198239 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[47]
C000198239 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[47]
C000198239 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[47]
C000198239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%	[48]
C000198239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[48]
C000198239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[48]
C000198239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[48]
C000198239 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[48]
C000198239 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[48]
C000198239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[48]
C000198239 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[48]
C000198239 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[48]
C000004887 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[49]
C000004887 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[49]
C000004887 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[49]
C000004887 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[49]
C000004887 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[49]
C000004887 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[49]
C000004887 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[49]
C000004887 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[49]
C000004887 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[49]
C000004887 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[49]
C000004887 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%	[50]
C000004887 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[50]
C000004887 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[50]
C000004887 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[50]
C000004887 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[50]
C000004887 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[50]
C000004887 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[50]
C000004887 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[50]
C000004887 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[50]
C000004885 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[51]
C000004885 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[51]
C000004885 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[51]
C000004885 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[51]
C000004885 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[51]
C000004885 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[51]
C000004885 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[51]
C000004885 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[51]
C000004885 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[51]
C000004885 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[51]
C000004885 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%	[52]
C000004885 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[52]
C000004885 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[52]
C000004885 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[52]
C000004885 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[52]
C000004885 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[52]
C000004885 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[52]
C000004885 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[52]
C000004885 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[52]
C000004883 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[53]
C000004883 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[53]
C000004883 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[53]
C000004883 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[53]
C000004883 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[53]
C000004883 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[53]
C000004883 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[53]
C000004883 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[53]
C000004883 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[53]
C000004883 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[53]
C000004883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%	[54]
C000004883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[54]
C000004883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[54]
C000004883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[54]
C000004883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[54]
C000004883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[54]
C000004883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[54]
C000004883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[54]
C000004883 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[54]
C000004912 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[55]
C000004912 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[55]
C000004912 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[55]
C000004912 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[55]
C000004912 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[55]
C000004912 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[55]
C000004912 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[55]
C000004912 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[55]
C000004912 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[55]
C000004912 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[55]
C000004912 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[56]
C000004912 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[56]
C000004912 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[56]
C000004912 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[56]
C000004912 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[56]
C000004912 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[56]
C000004912 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[56]
C000004912 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[56]
C000004913 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[57]
C000004913 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[57]
C000004913 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[57]
C000004913 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[57]
C000004913 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[57]
C000004913 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[57]
C000004913 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[57]
C000004913 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[57]
C000004913 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[57]
C000004913 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[57]
C000004913 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[58]
C000004913 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[58]
C000004913 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[58]
C000004913 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[58]
C000004913 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[58]
C000004913 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[58]
C000004913 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[58]
C000004913 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[58]
C000004914 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[59]
C000004914 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[59]
C000004914 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[59]
C000004914 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[59]
C000004914 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[59]
C000004914 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[59]
C000004914 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[59]
C000004914 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[59]
C000004914 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[59]
C000004914 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[59]
C000004914 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[60]
C000004914 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[60]
C000004914 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[60]
C000004914 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[60]
C000004914 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[60]
C000004914 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[60]
C000004914 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[60]
C000004914 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[60]
C000004916 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[61]
C000004916 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[61]
C000004916 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[61]
C000004916 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[61]
C000004916 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[61]
C000004916 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[61]
C000004916 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[61]
C000004916 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[61]
C000004916 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[61]
C000004916 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[61]
C000004916 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[62]
C000004916 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[62]
C000004916 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[62]
C000004916 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[62]
C000004916 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[62]
C000004916 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[62]
C000004916 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[62]
C000004916 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[62]
C000172900 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[63]
C000172900 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[63]
C000172900 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[63]
C000172900 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[63]
C000172900 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[63]
C000172900 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[63]
C000172900 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[63]
C000172900 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[63]
C000172900 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[63]
C000172900 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[63]
C000172900 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[64]
C000172900 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[64]
C000172900 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[64]
C000172900 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[64]
C000172900 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[64]
C000172900 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[64]
C000172900 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[64]
C000172900 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[64]
C000037661 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[65]
C000037661 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[65]
C000037661 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[65]
C000037661 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[65]
C000037661 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[65]
C000037661 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[65]
C000037661 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[65]
C000037661 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[65]
C000037661 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[65]
C000037661 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[65]
C000037661 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[66]
C000037661 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[66]
C000037661 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[66]
C000037661 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[66]
C000037661 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[66]
C000037661 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[66]
C000037661 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[66]
C000037661 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[66]
C000037670 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[67]
C000037670 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[67]
C000037670 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[67]
C000037670 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[67]
C000037670 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[67]
C000037670 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[67]
C000037670 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[67]
C000037670 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[67]
C000037670 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[67]
C000037670 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[67]
C000037670 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[68]
C000037670 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000037670 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000037670 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037670 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037670 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037670 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000037670 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000037670 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000037670 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000037670 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000037670 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037670 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198216 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[69]
C000198216 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[69]
C000198216 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[69]
C000198216 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[69]
C000198216 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[69]
C000198216 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[69]
C000198216 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[69]
C000198216 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[69]
C000198216 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[69]
C000198216 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[69]
C000198216 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[70]
C000198216 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000198216 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000198216 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198216 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000198216 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000198216 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000198216 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198216 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000198216 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000198216 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000198216 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000198216 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023032 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[71]
C000023032 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[71]
C000023032 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[71]
C000023032 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[71]
C000023032 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[71]
C000023032 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[71]
C000023032 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[71]
C000023032 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[71]
C000023032 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[71]
C000023032 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[71]
C000023032 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[72]
C000023032 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023032 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000023032 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023032 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023032 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023032 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000023032 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023032 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000023032 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000023032 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023032 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023032 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023030 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[73]
C000023030 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[73]
C000023030 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[73]
C000023030 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[73]
C000023030 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[73]
C000023030 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[73]
C000023030 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[73]
C000023030 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[73]
C000023030 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[73]
C000023030 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[73]
C000023030 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[74]
C000023030 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023030 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000023030 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023030 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023030 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023030 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000023030 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023030 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000023030 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000023030 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023030 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023030 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023028 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[75]
C000023028 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[75]
C000023028 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[75]
C000023028 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[75]
C000023028 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[75]
C000023028 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[75]
C000023028 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[75]
C000023028 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[75]
C000023028 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[75]
C000023028 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[75]
C000023028 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[76]
C000023028 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023028 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000023028 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023028 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023028 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023028 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000023028 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023028 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000023028 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000023028 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023028 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023028 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103252 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[77]
C000103252 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[77]
C000103252 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[77]
C000103252 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[77]
C000103252 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[77]
C000103252 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[77]
C000103252 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[77]
C000103252 [Member] | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[77]
C000103252 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[77]
C000103252 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[77]
C000103252 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[78]
C000103252 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[78]
C000103252 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[78]
C000103252 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[78]
C000103252 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[78]
C000103252 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%	[78]
C000103252 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[78]
C000103252 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[78]
C000103252 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[78]
C000103252 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[78]
C000103252 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%	[78]
C000103252 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[78]
C000103250 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[79]
C000103250 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[79]
C000103250 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[79]
C000103250 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[79]
C000103250 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[79]
C000103250 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[79]
C000103250 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[79]
C000103250 [Member] | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[79]
C000103250 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[79]
C000103250 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[79]
C000103250 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[80]
C000103250 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[80]
C000103250 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[80]
C000103250 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[80]
C000103250 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[80]
C000103250 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%	[80]
C000103250 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[80]
C000103250 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[80]
C000103250 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[80]
C000103250 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[80]
C000103250 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%	[80]
C000103250 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[80]
C000103251 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[81]
C000103251 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[81]
C000103251 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[81]
C000103251 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[81]
C000103251 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[81]
C000103251 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[81]
C000103251 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[81]
C000103251 [Member] | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[81]
C000103251 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[81]
C000103251 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[81]
C000103251 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[82]
C000103251 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[82]
C000103251 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[82]
C000103251 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[82]
C000103251 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[82]
C000103251 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%	[82]
C000103251 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[82]
C000103251 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[82]
C000103251 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[82]
C000103251 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[82]
C000103251 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%	[82]
C000103251 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[82]
C000198241 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[83]
C000198241 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[83]
C000198241 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[83]
C000198241 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[83]
C000198241 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[83]
C000198241 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[83]
C000198241 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[83]
C000198241 [Member] | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[83]
C000198241 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[83]
C000198241 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[83]
C000198241 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[84]
C000198241 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[84]
C000198241 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[84]
C000198241 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[84]
C000198241 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[84]
C000198241 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%	[84]
C000198241 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[84]
C000198241 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[84]
C000198241 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[84]
C000198241 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[84]
C000198241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%	[84]
C000198241 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[84]
C000166014 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[85]
C000166014 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[85]
C000166014 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[85]
C000166014 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[85]
C000166014 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[85]
C000166014 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[85]
C000166014 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[85]
C000166014 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[85]
C000166014 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[85]
C000166014 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[85]
C000166014 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[86]
C000166014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[86]
C000166014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[86]
C000166014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[86]
C000166014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[86]
C000166014 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[86]
C000166014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[86]
C000166014 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[86]
C000166014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[86]
C000166014 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[86]
C000166014 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[86]
C000166014 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)	[86]
C000166014 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[86]
C000124021 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[87]
C000124021 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[87]
C000124021 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[87]
C000124021 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[87]
C000124021 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[87]
C000124021 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[87]
C000124021 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[87]
C000124021 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[87]
C000124021 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[87]
C000124021 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[87]
C000124021 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[88]
C000124021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[88]
C000124021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[88]
C000124021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[88]
C000124021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[88]
C000124021 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[88]
C000124021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[88]
C000124021 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[88]
C000124021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[88]
C000124021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[88]
C000124021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[88]
C000124021 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)	[88]
C000124021 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[88]
C000124020 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[89]
C000124020 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[89]
C000124020 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[89]
C000124020 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[89]
C000124020 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[89]
C000124020 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[89]
C000124020 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[89]
C000124020 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[89]
C000124020 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[89]
C000124020 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[89]
C000124020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[90]
C000124020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[90]
C000124020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[90]
C000124020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[90]
C000124020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[90]
C000124020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[90]
C000124020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[90]
C000124020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[90]
C000124020 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[90]
C000124020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[90]
C000124020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[90]
C000124020 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)	[90]
C000124020 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[90]
C000124019 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[91]
C000124019 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[91]
C000124019 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[91]
C000124019 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[91]
C000124019 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[91]
C000124019 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[91]
C000124019 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[91]
C000124019 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[91]
C000124019 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[91]
C000124019 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[91]
C000124019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[92]
C000124019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[92]
C000124019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[92]
C000124019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[92]
C000124019 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[92]
C000124019 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[92]
C000124019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[92]
C000124019 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[92]
C000124019 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[92]
C000124019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[92]
C000124019 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[92]
C000124019 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)	[92]
C000124019 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[92]
C000242845 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[93],[94]
Percent of Total Long Exposure	60.00%	[93],[94]
Percent of Total Short Exposure	40.00%	[93],[94]
C000242845 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[93],[94]
Percent of Total Long Exposure	1.60%	[93],[94]
Percent of Total Short Exposure	1.10%	[93],[94]
C000242845 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[93],[94]
Percent of Total Long Exposure	14.90%	[93],[94]
Percent of Total Short Exposure	5.50%	[93],[94]
C000242845 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[93],[94]
Percent of Total Long Exposure	8.50%	[93],[94]
Percent of Total Short Exposure	8.40%	[93],[94]
C000242845 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[93],[94]
Percent of Total Long Exposure	5.00%	[93],[94]
Percent of Total Short Exposure	2.10%	[93],[94]
C000242845 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[93],[94]
Percent of Total Long Exposure	3.20%	[93],[94]
Percent of Total Short Exposure	1.00%	[93],[94]
C000242845 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[93],[94]
Percent of Total Long Exposure	1.20%	[93],[94]
Percent of Total Short Exposure	1.60%	[93],[94]
C000242845 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[93],[94]
Percent of Total Long Exposure	8.80%	[93],[94]
Percent of Total Short Exposure	7.40%	[93],[94]
C000242845 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[93],[94]
Percent of Total Long Exposure	7.70%	[93],[94]
Percent of Total Short Exposure	6.30%	[93],[94]
C000242845 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[93],[94]
Percent of Total Long Exposure	3.80%	[93],[94]
Percent of Total Short Exposure	3.50%	[93],[94]
C000242845 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[93],[94]
Percent of Total Long Exposure	1.40%	[93],[94]
Percent of Total Short Exposure	2.20%	[93],[94]
C000242845 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[93],[94]
Percent of Total Long Exposure	3.90%	[93],[94]
Percent of Total Short Exposure	0.90%	[93],[94]
C000242844 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[95],[96]
Percent of Total Long Exposure	60.00%	[95],[96]
Percent of Total Short Exposure	40.00%	[95],[96]
C000242844 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[95],[96]
Percent of Total Long Exposure	1.60%	[95],[96]
Percent of Total Short Exposure	1.10%	[95],[96]
C000242844 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[95],[96]
Percent of Total Long Exposure	14.90%	[95],[96]
Percent of Total Short Exposure	5.50%	[95],[96]
C000242844 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[95],[96]
Percent of Total Long Exposure	8.50%	[95],[96]
Percent of Total Short Exposure	8.40%	[95],[96]
C000242844 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[95],[96]
Percent of Total Long Exposure	5.00%	[95],[96]
Percent of Total Short Exposure	2.10%	[95],[96]
C000242844 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[95],[96]
Percent of Total Long Exposure	3.20%	[95],[96]
Percent of Total Short Exposure	1.00%	[95],[96]
C000242844 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[95],[96]
Percent of Total Long Exposure	1.20%	[95],[96]
Percent of Total Short Exposure	1.60%	[95],[96]
C000242844 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[95],[96]
Percent of Total Long Exposure	8.80%	[95],[96]
Percent of Total Short Exposure	7.40%	[95],[96]
C000242844 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[95],[96]
Percent of Total Long Exposure	7.70%	[95],[96]
Percent of Total Short Exposure	6.30%	[95],[96]
C000242844 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[95],[96]
Percent of Total Long Exposure	3.80%	[95],[96]
Percent of Total Short Exposure	3.50%	[95],[96]
C000242844 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[95],[96]
Percent of Total Long Exposure	1.40%	[95],[96]
Percent of Total Short Exposure	2.20%	[95],[96]
C000242844 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[95],[96]
Percent of Total Long Exposure	3.90%	[95],[96]
Percent of Total Short Exposure	0.90%	[95],[96]
C000242843 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[97],[98]
Percent of Total Long Exposure	60.00%	[97],[98]
Percent of Total Short Exposure	40.00%	[97],[98]
C000242843 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[97],[98]
Percent of Total Long Exposure	1.60%	[97],[98]
Percent of Total Short Exposure	1.10%	[97],[98]
C000242843 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[97],[98]
Percent of Total Long Exposure	14.90%	[97],[98]
Percent of Total Short Exposure	5.50%	[97],[98]
C000242843 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[97],[98]
Percent of Total Long Exposure	8.50%	[97],[98]
Percent of Total Short Exposure	8.40%	[97],[98]
C000242843 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[97],[98]
Percent of Total Long Exposure	5.00%	[97],[98]
Percent of Total Short Exposure	2.10%	[97],[98]
C000242843 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[97],[98]
Percent of Total Long Exposure	3.20%	[97],[98]
Percent of Total Short Exposure	1.00%	[97],[98]
C000242843 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[97],[98]
Percent of Total Long Exposure	1.20%	[97],[98]
Percent of Total Short Exposure	1.60%	[97],[98]
C000242843 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[97],[98]
Percent of Total Long Exposure	8.80%	[97],[98]
Percent of Total Short Exposure	7.40%	[97],[98]
C000242843 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[97],[98]
Percent of Total Long Exposure	7.70%	[97],[98]
Percent of Total Short Exposure	6.30%	[97],[98]
C000242843 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[97],[98]
Percent of Total Long Exposure	3.80%	[97],[98]
Percent of Total Short Exposure	3.50%	[97],[98]
C000242843 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[97],[98]
Percent of Total Long Exposure	1.40%	[97],[98]
Percent of Total Short Exposure	2.20%	[97],[98]
C000242843 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[97],[98]
Percent of Total Long Exposure	3.90%	[97],[98]
Percent of Total Short Exposure	0.90%	[97],[98]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[11]	Excludes short-term securities.
[12]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[13]	Excludes short-term securities.
[14]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[15]	Excludes short-term securities.
[16]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[17]	Excludes short-term securities.
[18]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[19]	Excludes short-term securities.
[20]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[21]	Excludes short-term securities.
[22]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[23]	Ten largest industries are presented. Additional industries are found in Other.
[24]	Excludes short-term securities.
[25]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[26]	Ten largest industries are presented. Additional industries are found in Other.
[27]	Excludes short-term securities.
[28]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[29]	Ten largest industries are presented. Additional industries are found in Other.
[30]	Excludes short-term securities.
[31]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[32]	Ten largest industries are presented. Additional industries are found in Other.
[33]	Excludes short-term securities.
[34]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[35]	Ten largest industries are presented. Additional industries are found in Other.
[36]	Excludes short-term securities.
[37]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[38]	Ten largest industries are presented. Additional industries are found in Other.
[39]	Excludes short-term securities.
[40]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[41]	Excludes short-term securities.
[42]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[43]	Excludes short-term securities.
[44]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[45]	Excludes short-term securities.
[46]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[47]	Excludes short-term securities.
[48]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[49]	Excludes short-term securities.
[50]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[51]	Excludes short-term securities.
[52]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[53]	Excludes short-term securities.
[54]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[55]	Excludes short-term securities.
[56]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[57]	Excludes short-term securities.
[58]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[59]	Excludes short-term securities.
[60]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[61]	Excludes short-term securities.
[62]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[63]	Excludes short-term securities.
[64]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[65]	Excludes short-term securities.
[66]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[67]	Excludes short-term securities.
[68]	Ten largest countries are presented. Additional countries are found in Other.
[69]	Excludes short-term securities.
[70]	Ten largest countries are presented. Additional countries are found in Other.
[71]	Excludes short-term securities.
[72]	Ten largest countries are presented. Additional countries are found in Other.
[73]	Excludes short-term securities.
[74]	Ten largest countries are presented. Additional countries are found in Other.
[75]	Excludes short-term securities.
[76]	Ten largest countries are presented. Additional countries are found in Other.
[77]	Excludes short-term securities.
[78]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[79]	Excludes short-term securities.
[80]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[81]	Excludes short-term securities.
[82]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[83]	Excludes short-term securities.
[84]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[85]	Excludes short-term securities.
[86]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[87]	Excludes short-term securities.
[88]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[89]	Excludes short-term securities.
[90]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[91]	Excludes short-term securities.
[92]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[93]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[94]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[95]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[96]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[97]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[98]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.